INVENTORY - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Inventories [Abstract]
Cost of inventories recognised as expense during period	$ 25,700	$ 15,200
Impairment of inventory	22	37
Inventories pledged as security for liabilities	$ 3,500	$ 2,900